SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Schedule of Segment Results

For the year ended December 31, 2017, the segment results were as follows:

	CNY
	Exploration and mining	Corporate activities	Total
From continuing operations:
Depreciation and amortization	5	3	8
Operating loss	258	5,946	6,204
Interest income	1	38	39
Finance costs	—	14	14
Loss for the year from continuing operations	257	5,922	6,179

Total assets	705	29,043	29,748
Total liabilities	509	44,744	45,253

	US$
	Exploration and mining	Corporate activities	Total
From continuing operations:
Depreciation and amortization	1	—	1
Operating loss	40	913	953
Interest income	—	6	6
Finance costs	—	2	2
Loss for the year from continuing operations	39	910	949

Total assets	108	4,464	4,572
Total liabilities	78	6,878	6,956

For the year ended December 31, 2016, the segment results were as follows:

	CNY
	Corporate activities	Total
	(Restated)	(Restated)
From continuing operations:
Depreciation and amortization	2	2
Operating loss	4,519	4,519
Interest income	75	75
Finance costs	1	1
Loss for the year from continuing operations	4,445	4,445

Total assets	94,793	94,793
Total liabilities	81,598	81,598

For the year ended December 31, 2015, the segment results were as follows:

	CNY
	Corporate activities	Total
	(Restated)	(Restated)
From continuing operations:
Depreciation and amortization	4	4
Operating loss	3,577	3,577
Interest income	164	164
Finance costs	2	2
Foreign exchange difference, net	354	354
Income tax expense	1,504	1,504
Loss for the year from continuing operations	5,273	5,273

Total assets	111,057	111,057
Total liabilities	128,856	128,856

Schedule of Reconciliation of Loss for the year from Continuing Operations to Net Loss

The reconciliation of loss for the year from continuing operations to net loss is as follows:

	2015	2016	2017	2017
	CNY	CNY	CNY	US$
	(Restated)	(Restated)

Loss for the year from continuing operations	(5,273)	(4,445)	(6,179)	(949)
Loss for the year from discontinued operations	(36,176)	(18,591)	(23,817)	(3,660)
Net loss	(41,449)	(23,036)	(29,996)	(4,609)